As filed with the Securities and Exchange Commission on October 27, 2005

  File No. 2-73428
  File No. 811-3231

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 32  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 33  ☒

SEI LIQUID ASSET TRUST
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (800) 342-5734

Edward D. Loughlin
c/o SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On October 31, 2005 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)
  ☐  On [date] pursuant to paragraph (a) of Rule 485

SEI INVESTMENTS / PROSPECTUS

SEI LIQUID ASSET TRUST

About This Prospectus

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Treasury Securities and Prime Obligation Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

Treasury Securities Fund	2

Prime Obligation Fund	5

More Information About Fund Investments	8

Investment Adviser and Sub-Adviser	8

Purchasing and Selling Fund Shares	9

Disclosure of Portfolio Holdings Information	12

Dividends, Distributions and Taxes	12

Financial Highlights	13

How to Obtain More Information About SEI Liquid Asset Trust	Back Cover

SEI INVESTMENTS / PROSPECTUS

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help each Fund achieve its goal. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. In fact, no matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments.

A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. Although each Fund is managed to maintain a constant price per share of $1.00, it is possible to lose money by investing in a Fund.

SEI INVESTMENTS / PROSPECTUS

TREASURY SECURITIES FUND

Fund Summary

Investment Goal:  Preserving principal and maintaining liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in U.S. Treasury securities

Investment Strategy

The Treasury Securities Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.54% (12/31/00)

Worst Quarter: 0.15% (06/30/04)

The Fund's Class A total return from January 1, 2005 to September 30, 2005 was 1.87%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2004.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Treasury Securities Fund	0.90%	2.50%	3.82%	5.48	%*

* The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.05%
Distribution (12b-1) Fees	None
Other Expenses	0.74%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Reimbursements	0.35%
Net Expenses	0.44%*

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and the Fund's distributor's voluntary fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2006 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Securities Fund - Class A Shares	$57	$229	$416	$956

SEI INVESTMENTS / PROSPECTUS

PRIME OBLIGATION FUND

Fund Summary

Investment Goal:  Preserving principal value and maintaining a high degree of liquidity while providing current income

Share Price Volatility:  Very low

Principal Investment Strategy:  The Fund is professionally managed to provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments

Investment Strategy

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks securities with an acceptable maturity (consistent with Investment Company Act requirements for money market funds) that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

What are the Risks of Investing in the Fund?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

An investment in the Fund is not a bank deposit. Although the Fund seeks to maintain a constant price per share of $1.00, you may lose money by investing in the Fund.

SEI INVESTMENTS / PROSPECTUS

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 1.58% (12/31/00)

Worst Quarter: 0.17% (03/31/04)

The Fund's Class A total return from January 1, 2005 to September 30, 2005 was 1.93%.

This table shows the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2004.

Class A Shares	1 Year	5 Years	10 Years	Since Inception
Prime Obligation Fund	0.98%	2.62%	3.95%	5.29	%*

* The inception date of the Fund's Class A Shares is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.05%
Distribution (12b-1) Fees	None
Other Expenses	0.72%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Reimbursements	0.33%
Net Expenses	0.44%*

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses, net of the Adviser's and the Fund's distributor's fee waivers, from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2006 and, unless earlier terminated, shall be automatically renewed for successive one year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Prime Obligation Fund - Class A Shares	$56	$224	$406	$934

SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. These strategies are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI Investments Management Corporation (SIMC) serves as the Adviser of the Funds, and is responsible for the investment performance of the Funds since it allocates the Funds' assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives.

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of September 30, 2005, SIMC had approximately $69.9 billion in assets under management. For its services, SIMC receives an annual fee equal to 0.075% of the Fund's average daily net assets up to $500 million and 0.02% of such net assets in excess of $500 million. For the fiscal year ended June 30, 2005, SIMC received investment advisory fees, as a percentage of each Fund's net assets, at the following annual rates:

Treasury Securities Fund	0.05%
Prime Obligation Fund	0.05%

A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreement is available in the Funds' June 30, 2005 annual report, which covers the period July 1, 2004 through June 30, 2005.

Banc of America Capital Management, LLC: Banc of America Capital Management, LLC (BACAP LLC), located at 101 S. Tryon Street, Charlotte, NC 28255, serves as the Sub-Adviser to each Fund. A team of investment professionals at BACAP LLC manages the assets of each Fund.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of securities in the Funds.

SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called redeem) Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve System are open for business (a Business Day). However, a Fund may close early on Business Days that the Bond Market Association recommends that the bond markets close early. In addition, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. You may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of 2:00 p.m., Eastern time (3:00 p.m., Eastern time for the Prime Obligation Fund) or as of the close of the Business Day, whichever time is earlier. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds (or their authorized intermediaries) must receive your order in proper form and federal funds (readily available funds) before the Funds calculate their NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI INVESTMENTS / PROSPECTUS

PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of a Fund. In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. It is described in greater detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price. Debt securities, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

The Board of Trustees has not adopted a policy and procedures on behalf of the Funds with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. Due to their use for cash sweep and other purposes, it is the Funds' expectation that they will be used by certain investors for short-term investment purposes.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

SEI INVESTMENTS / PROSPECTUS

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following procedures established when you opened your account or accounts with your financial institution or intermediary. If you have any questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. You may also sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

SEI INVESTMENTS / PROSPECTUS

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%. SIDCo. has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. SIDCo. has no current intention to discontinue this voluntary waiver.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. Because the Funds intend to maintain a constant $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale of your Fund shares.

More information about taxes is in the Funds' SAI.

SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI LIQUID ASSET TRUST - FOR THE YEARS ENDED JUNE 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains on Securities	Total from Investment Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)
Treasury Securities Fund
CLASS A
2005	$1.00	$0.02	$-	$0.02	$(0.02)	$(0.02)	$1.00	1.71%	$40,352	0.44%	1.68%	0.79%
2004	1.00	0.01	-	0.01	(0.01)	(0.01)	1.00	0.63	36,877	0.44	0.61	0.77
2003	1.00	0.01	-	0.01	(0.01)	(0.01)	1.00	1.06	79,383	0.44	1.06	0.76
2002	1.00	0.02	-	0.02	(0.02)	(0.02)	1.00	1.97	123,955	0.44	2.04	0.75
2001	1.00	0.05	-	0.05	(0.05)	(0.05)	1.00	5.55	145,961	0.44	5.58	0.74
Prime Obligation Fund
CLASS A
2005	$1.00	$0.02	$-	$0.02	$(0.02)	$(0.02)	$1.00	1.81%	$698,956	0.44%	1.77%	0.77%
2004	1.00	0.01	-	0.01	(0.01)	(0.01)	1.00	0.68	887,109	0.44	0.68	0.77
2003	1.00	0.01	-	0.01	(0.01)	(0.01)	1.00	1.12	1,050,594	0.44	1.11	0.76
2002	1.00	0.02	-	0.02	(0.02)	(0.02)	1.00	2.08	1,026,880	0.44	2.05	0.75
2001	1.00	0.06	-	0.06	(0.06)	(0.06)	1.00	5.75	983,360	0.44	5.73	0.74

† Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "-" are either $0 or have been rounded to $0.

Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities Fund Prime Obligation Fund Treasury Securities

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated October 31, 2005 includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports typically list the Funds' holdings and contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or
More Information:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:   Write to the Funds at:
  One Freedom Valley Drive
  Oaks, PA 19456

By Internet:  http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Liquid Asset Trust's Investment Company Act registration number is 811-3231.

CMS-F-002 (10/05)

SEI Liquid Asset Trust

Treasury Securities Fund

Prime Obligation Fund

Class A

Prospectus as of
October 31, 2005

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI LIQUID ASSET TRUST

Administrator:

SEI Investments Fund Management

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Adviser:

Banc of America Capital Management, LLC

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Liquid Asset Trust (the "Trust"), and should be read in conjunction with the Trust's Class A Prospectus, which is dated October 31, 2005. The Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined shall have the respective meanings set forth in the Prospectus.

The Trust's financial statements for the fiscal year ended June 30, 2005, including notes thereto and the report of PricewaterhouseCoopers LLP, thereon, are herein incorporated by reference. A copy of the 2005 Annual Report must accompany the delivery of this Statement of Additional Information.

October 31, 2005

TABLE OF CONTENTS

THE TRUST	S-3

INVESTMENT OBJECTIVES AND POLICIES	S-3

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-3

Asset-Backed Securities	S-4

Commercial Paper	S-4

Demand Instruments	S-4

Fixed Income Securities	S-4

GNMA Securities	S-6

Illiquid Securities	S-7

Insurance Funding Agreements	S-7

Municipal Securities	S-7

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-8

Repurchase Agreements	S-9

Restricted Securities	S-9

U.S. Government Securities	S-9

Variable and Floating Rate Instruments	S-10

When-Issued and Delayed Delivery Securities	S-10

INVESTMENT LIMITATIONS	S-10

THE ADMINISTRATOR AND TRANSFER AGENT	S-13

THE ADVISER AND SUB-ADVISER	S-13

DISTRIBUTION AND SHAREHOLDER SERVICING	S-15

TRUSTEES AND OFFICERS OF THE TRUST	S-16

DETERMINATION OF NET ASSET VALUE	S-21

PURCHASE AND REDEMPTION OF SHARES	S-22

TAXES	S-23

FUND TRANSACTIONS	S-25

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-27

DESCRIPTION OF SHARES	S-28

LIMITATION OF TRUSTEES' LIABILITY	S-28

CODES OF ETHICS	S-28

VOTING	S-28

SHAREHOLDER LIABILITY	S-29

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-29

CUSTODIAN	S-30

EXPERTS	S-30

LEGAL COUNSEL	S-30

APPENDIX A-DESCRIPTION OF RATINGS	A-1

October 31, 2005

THE TRUST

SEI Liquid Asset Trust (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated July 20, 1981. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. Each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

This Statement of Additional Information relates to the shares of the following funds: Treasury Securities and Prime Obligation Funds (each a "Fund" and, together, the "Funds"), and any classes of the Funds.

INVESTMENT OBJECTIVES AND POLICIES

TREASURY SECURITIES FUND-The Treasury Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collaterized by such obligations. The repurchase agreement dealers selected for the Treasury Securities Fund must meet certain creditworthiness criteria established by Standard & Poor's Corporation ("S&P").

PRIME OBLIGATION FUND-The Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in the following obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks): (i) commercial paper (including asset-backed commercial paper), at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO if only one NRSRO has rated the security or, if not rated, determined by the Sub-Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions that are members of the Federal Reserve System or are insured by the Federal Deposit Insurance Corporation, which banks or institutions have total assets of $500 million or more as shown on their most recent public financial statements, at the time of investment, (iii) corporate obligations with a remaining term of not more than 397 days, rated, at the time of investment, in the highest (i.e., first-tier) short-term rating category by two or more NRSROs, or one NRSRO if only one NRSRO has rated the security, or, if the obligation has no short-term rating, it should be of an issuer that issues commerical paper of comparable priority and security meeting the above short-term ratings or, if not a rated security as defined by Rule 2a-7, determined by the Sub-Adviser to be of comparable quality; (iv) short-term obligations issued by state and local governmental issuers, which are rated, at the time of investment, by at least two NRSROs in one of the two highest (i.e., first- or second-tier) municipal bond rating categories, or, if not rated, determined by the Sub-Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (vi) repurchase agreements involving any of the foregoing obligations. The Fund may invest in variable or floating rate securities and when-issued securities. In addition, the Fund may invest up to 10% of its net assets in illiquid securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the Adviser or Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The Adviser or Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

ASSET-BACKED SECURITIES-The Prime Obligation Fund may invest in asset-backed securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

COMMERCIAL PAPER-The Prime Obligation Fund may invest in commercial paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few up to 270 days.

DEMAND INSTRUMENTS-Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

FIXED INCOME SECURITIES-Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund's Adviser or a Sub-Adviser, as applicable. See "Appendix A-Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Adviser or a Sub- Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

GNMA SECURITIES-The Prime Obligation Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Funds will receive monthly scheduled payments of principal and interest. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES-Each Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser or the Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, the Adviser or the Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INSURANCE FUNDING AGREEMENTS-An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company's general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under "Illiquid Securities."

MUNICIPAL SECURITIES-Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. A Fund may purchase private activity or industrial development bonds, if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided above under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS-Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. The Prime Obligation Fund may invest in bankers' acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. The Prime Obligation Fund may invest in certificates of deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

REPURCHASE AGREEMENTS-The Treasury Securities and Prime Obligation Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the Adviser or Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The Adviser or Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Funds' Adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES-Restricted securities are securities that may not be sold to the public registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for a Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to limitation. The determination is to be made by the Fund's Adviser or Sub-Adviser, as applicable, pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular adviser or sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser or Sub-Adviser, as applicable, intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

U.S. GOVERNMENT SECURITIES-The Funds may invest in U.S. Government securities. Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., obligations of GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS-Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES-Each Fund may invest in when-issued and delayed delivery securities. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund's Adviser or Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

Fundamental Policies. The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

  1.  Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies. The following investment limitations are non-fundamental policies of the Trust and may be changed without shareholder approval.

No Fund may:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that each Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4.  Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  5.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  6.  Invest in companies for the purpose of exercising control.

  7.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  10.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  Invest more than 10% of its net assets in illiquid securities.

  13.  The Prime Obligation Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.

  14.  With respect to the Treasury Securities Fund, invest less than 80% of its net assets, under normal circumstances, in treasury securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Fund's shareholders.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Other Policies. The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on section 12(d)(1)(G) or section 12(d)(1)(F) of the 1940 Act.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Fund Management (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fee. The Administrator has agreed contractually to waive its fee in order to limit operating expenses of the Funds to not more than 0.44% of average net assets of the Class A shares. Shareholders will be notified in advance if and when the waiver is terminated. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest, litigation and extraordinary expenses.

For the fiscal years ended June 30, 2003, 2004 and 2005, the Funds paid fees to the Administrator as follows:

	Management Fees Paid			Management Fees Waived
	2003	2004	2005	2003	2004	2005
Treasury Securities Fund	$425,835	$213,717	$126,346	$65,829	$50,613	$39,427
Prime Obligation Fund	$3,808,763	$3,073,591	$2,698,557	$619,553	$764,503	$644,317

THE ADVISER AND SUB-ADVISER

General. SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 8 investment companies, including more than 69 funds, with approximately $69.9 billion in assets as of September 30, 2005.

SIMC and the Manager of Managers Structure. SIMC is the investment adviser to the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Sub-Adviser. Banc of America Capital Management, LLC ("BACAP LLC") serves as the Sub-Adviser to each Fund. BACAP LLC is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

Advisory and Sub-Advisory Agreement. SIMC serves as investment adviser to each Fund under an investment advisory agreement with the Trust ("Advisory Agreement"). BACAP LLC serves as investment sub-adviser to each Fund under an investment sub-advisory agreement between SIMC and BACAP LLC (the "Sub-Advisory Agreement"). The continuance of the Advisory and Sub-Advisory Agreements after the first two (2) years of the Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory or Sub-Advisory Agreements, as applicable, or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory and Sub-Advisory Agreements each will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser for the Sub-Advisory Agreement), or by the Adviser (or Sub-Adviser for the Sub-Advisory Agreement) on 90 days' written notice to the Trust.

The Advisory Agreement and Sub-Advisory Agreements provide that the Adviser or Sub-Adviser, as applicable, shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Advisory and Sub-Advisory Fees. The Adviser is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at the following annual rates: 0.075% of the Trust's daily net assets up to $500 million, and 0.02% of the Trust's daily net assets in excess of $500 million. The fee is allocated among the Funds based upon their relative net assets. SIMC may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. SIMC may terminate its waiver at any time.

For the fiscal years ended June 30, 2003, 2004 and 2005, the table below shows: (i) the advisory fees paid to Wellington Management Company, LLP ("Wellington Management"), the Funds' former adviser, and SIMC by each Fund; and (ii) the advisory fees waived by Wellington Management or SIMC.

	Advisory Fees Paid				Advisory Fees Waived
	2003		2004	2005	2003	2004	2005
Treasury Securities Fund	$37,576	†	$29,070	$20,925	$11,870	$0	$0
Prime Obligation Fund	$349,566	†	$426,390	$421,153	$95,692	$0	$0

†  Prior to October 18, 2002, advisory fees were paid to Wellington Management, the Funds' former adviser.

For the fiscal years ended June 30, 2003, 2004 and 2005, the table below shows: (i) the dollar amount of the sub-advisory fees paid to BACAP LLC by SIMC; and (ii) the dollar amount of the sub-advisory fees voluntarily waived by BACAP LLC:

	Sub-Advisory Fees Paid			Sub-Advisory Fees Waived
	2003	2004	2005	2003	2004	2005
Treasury Securities Fund	$10,015	$7,953	$5,061	$0	$0	$0
Prime Obligation Fund	$94,843	$115,816	$104,442	$0	$0	$0

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the "Distributor"), serves as each Fund's distributor. The Distributor, a wholly owned subsidiary of SEI Investments, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

Shareholder Servicing Plan. The Funds have adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under this Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following services: assisting sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisors, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In limited cases, SIMC may make payments to Financial Advisors in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its own resources, and are not charged to the Funds.

Although many Financial Advisors may be affiliated with a broker-dealer, SIMC and its affiliates do not make marketing, "shelf space" or other similar payments to such broker-dealers with respect to the Funds. In addition, the Funds do not direct brokerage transactions to such broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board of Trustees Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 69 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board of Trustees. Set forth below are the name, date of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust. The business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)-Chairman of the Board of Trustees* (since 1982)-Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments-Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd., SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., and SEI Opportunity Fund, L.P. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)-Trustee* (since 1982)-1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia) Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)-Trustee (since 1982)-Retired. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)-Trustee (since 1995)-Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)-Trustee (since 1996)-Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with SIMC and the Trust's Distributor.

ROSEMARIE B. GRECO (DOB 03/31/46)-Trustee (since 1999)-Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

NINA LESAVOY (DOB 07/24/57)-Trustee (since 2003)-Partner, Cue Capital since 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Absolute Return Master Fund, L.P., SEI Opportunity Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Opportunity Fund, L.P., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust and SEI Tax Exempt Trust.

JAMES M. WILLIAMS (DOB 10/10/47)-Trustee (since 2004)-Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Nominating Committee.  The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee operates under procedures approved by the Board which provide that the Nominating Committee will consider nominees recommended by shareholders when such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's address. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met 2 times during the Trust's most recently completed fiscal year.

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an Advisory Agreement. Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust and may manage the cash portion of the Funds' assets. Pursuant to separate Sub-Advisory Agreements (together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Adviser also is responsible for managing its employees who provide services to these Funds. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC's and the Sub-Adviser's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•  the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds;

•  each Fund's investment performance and how it compared to that of other comparable mutual funds;

•  each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•  the profitability of SIMC and the Sub-Adviser and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

•  the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Adviser's fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Adviser, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Adviser and their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	$1 - $10,000	Over $100,000
(Prime Obligation)
Independent
Mr. Gooch	None	Over $100,000
Mr. Storey	None	None
Mr. Sullivan	None	None
Ms. Greco	None	None
Ms. Lesavoy	None	None
Mr. Williams	None	None

*  Valuation date as of December 31, 2004.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	N/A	N/A	$0
Mr. Doran	$0	N/A	N/A	$0
Independent
Mr. Gooch	$3,238	N/A	N/A	$133,500
Mr. Storey	$3,238	N/A	N/A	$133,500
Mr. Sullivan	$3,238	N/A	N/A	$133,500
Ms. Greco	$3,238	N/A	N/A	$133,500
Ms. Lesavoy	$3,238	N/A	N/A	$133,500
Mr. Williams*	$3,238	N/A	N/A	$133,500

*  Mr. Williams was appointed a Trustee as of October 27, 2004.

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI Investments, or its affiliates act as investment adviser, administrator or distributor.

EDWARD D. LOUGHLIN (DOB 03/07/51)-President and Chief Executive Officer (since 1982)-Executive Vice President and President, Enterprise Division of SEI Investments since 1993. Director and President of SIMC since 2004. Chief Executive Officer of the Administrator and Director of the Distributor since 2003. Executive Vice President of the Administrator, 1994-2003. Executive Vice President of SIMC, 1994-2004.

TIMOTHY D. BARTO (DOB 03/28/68)-Vice President and Secretary (since 2002)-Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI Investments since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)-Controller and Chief Financial Officer (since 2005)- Fund Accounting Director of the Administrator, 2005 to present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)-Vice President (since 2004)-Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

THOMAS D. JONES (DOB 03/23/65)-Chief Compliance Officer (since 2004)-Chief Compliance Officer and Assistant Secretary of SIMC since March 2004. First Vice President, Merrill Lynch Investment Managers (Americas), 1992-2004. Director, Merrill Lynch Investment Managers (Americas), 2001-2002. Vice President, Merrill Lynch Investment Managers (Americas), 1998-2000.

SOFIA A. ROSALA (DOB 02/01/74)-Vice President and Assistant Secretary (since 2004)-Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI Investments, September 2001-2004. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

PHILIP T. MASTERSON (DOB 03/12/64)-Vice President and Assistant Secretary (since 2004)-Vice President and Assistant Secretary of SIMC since 2005. General Counsel, Citco Mutual Fund Services, 2003-2004. Vice President and Associate Counsel, OppenheimerFunds, 2001-2003. Vice President and Assistant Counsel, OppenheimerFunds, 1997-2001.

JAMES NDIAYE (DOB 09/11/68)-Vice President and Assistant Secretary (since 2005)-Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003. Assistant Vice President, ING Variable Annuity Group, 1999-2000.

MICHAEL T. PANG (DOB 07/08/72)-Vice President and Assistant Secretary (since 2005)-Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

NICOLE WELCH (DOB 09/13/77)-Anti-Money Laundering Compliance Officer (since 2005)-Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI Investments since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

DETERMINATION OF NET ASSET VALUE

Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and may not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "eligible securities," which means they are: (i) rated, at the time of investment, by at least two NRSROs (one if it is the only NRSRO rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"); or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality (a "second tier security"). The Sub-Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, investments in second tier securities are subject to the further constraints that: (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate; and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures require the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost value per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange and the Federal Reserve System are open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund may operate on any day that the New York Stock Exchange is closed for business, but the Federal Reserve System is open for business, for such time as sufficient liquidity exists in a Fund's principal trading market, based on the determination of the officers of the Trust, acting in consultation with the Adviser and Sub-Adviser. The Funds will notify shareholders that the Funds are open for business.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Administrator, the Adviser, the Sub-Adviser, the Distributor and/or the Custodian are not open for business.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state, and local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

Federal Income Taxes

The following discussion of federal income tax consequences is based on the Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such a policy, each of the Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the total combined voting power of all classes or stock entitled to vote of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends-received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income for individual shareholders.

It is expected that each Fund will receive income generally in the form of interest derived from a Fund's investments, and distributions of such earnings will be taxable to shareholders as ordinary income. However, a Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Because the Funds are operated as money market funds, the Funds do not anticipate realizing any long-term capital gains.

The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or loss or capital gains or loss, accelerate the recognition of income to the Funds, and/or defer the Funds' ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by the Funds.

Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Funds to adjust distributions in order to maintain a stable $1.00 net asset value. These procedures may result in "under" or "over" distributions of net investment income.

Because the Funds' incomes are derived primarily from interest rather than dividends, no portion of its distributions generally will be eligible for the corporate dividends-received deduction or as qualified dividend income (eligible for reduced tax rates). None of the dividends paid by the Funds for the most recent fiscal year qualified for the corporate dividends-received deduction, and it is anticipated that none of the current year's dividends will so qualify.

The Funds will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a Fund may designate and distribute to you as ordinary income a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

A sale, exchange or redemption of shares of a Fund by a shareholder is generally a taxable event. However, because the Funds seek to maintain a constant $1.00 per share net asset value, it is not expected that you will realize a capital gain or loss upon redemption or exchange of your Fund shares.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the U.S. Treasury the withheld amount payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report such payments of interest or dividends; (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien).

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Sub-Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIMC and the firm that serves as Sub-Adviser to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that the Sub-Adviser executes a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. The Sub-Adviser is authorized to execute trades pursuant to the Program; provided that, the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund's Sub-Adviser. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, each Fund's Sub-Adviser may select a broker based upon brokerage or research services provided to the Sub-Adviser. The Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund. In addition to agency transactions, the Funds' Adviser and Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written from or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser and Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser and Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and the Sub-Adviser will be in addition to and not in lieu of the services required to be performed by each Fund's Adviser and the Sub-Adviser under the investment advisory agreements. Any advisory or other fees paid to the Adviser and the Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases an Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser and the Sub-Adviser will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and the Sub-Adviser face a potential conflict of interest, but the Adviser and the Sub-Adviser believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, each Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser and the Sub-Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Where possible, the Adviser and the Sub-Adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

For the Trust's fiscal years ended June 30, 2003, 2004 and 2005 no brokerage fees were paid.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of June 30, 2005, the Trust held securities from the following issuers:

Fund	Name of Issuer	Amount (000)
Treasury Securities Fund	Morgan Stanley	$20,000
	Lehman Brothers Incorporated	$34,788
Prime Obligation Fund	BNP Paribas	$8,000

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the "Portfolio Holdings Website"). The Funds' Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process.

Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information. The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Any consideration received by the Trust for shares of any additional Fund and assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Where the prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the possibility of the shareholders' incurring financial loss appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 5, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

Name and Address of Shareholder	Number of Shares	Percent of Funds
Treasury Securities Fund, Class A
City National Bank as Fiduciary for Various Accts. Attn: Trust Ops/Mutual Funds PO Box 60520 Los Angeles, CA 90060-0520	2,855,701	8.64%
Professional Investment Mgmt. Inc. Agent for Various Owners Specifically Identified on SEI Trust 3455 Mill Run Dr. Ste. 311 Hilliard, OH 43026-9082	8,009,909	24.24%
SEI Private Trust Company Mutual Funds Administrator One Freedom Valley Drive Oaks, PA 19456	2,291,043	6.93%
SEI Trust Company c/o First Hawaiian Bank Attn: Mutual Funds One Freedom Valley Drive Oaks, PA 19456	1,890,672	5.72%
National City Trust Money Market/5312 410 West 150th St. Cleveland, OH 44135	6,072,892	18.37%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	9,607,237	29.07%

Name and Address of Shareholder	Number of Shares	Percent of Funds
Prime Obligation Fund, Class A
SEI Private Trust Company c/o SEI Corporation PO Box 1100 Oaks, PA 19456-1100	494,602,235	69.30%
SEI Private Trust Company Attn Mutual Funds One Freedom Valley Drive Oaks, PA 19456	40,003,981	5.60%

CUSTODIAN

Wachovia Bank, N.A. (formerly, First Union National Bank), Institutional Custody Group - PA 4942, 123 S. Broad Street, Philadelphia, Pennsylvania 19109 (the "Custodian"), serves as Custodian of the Trust's assets and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

EXPERTS

The financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, 2001 Market St., Philadelphia, PA 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

APPENDIX A

DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

The following are descriptions of municipal note ratings by Moody's and S&P, respectively.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

•  Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

•  Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody's, S&P and Fitch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF S&P'S SHORT-TERM RATINGS

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, nearterm adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)	Registrant's Agreement and Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed with the SEC on July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March 7, 1988 is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

(b)	Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between SIMC and SEI Liquid Asset Trust dated March 17, 2003 is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

(d)(2)	Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC dated March 17, 2003 is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

(d)(3)	Amendment to Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC dated July 1, 2003 is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

(d)(4)	Amended Schedule B to the Investment Advisory Agreement between SIMC and Banc of America Capital Management, LLC, dated December 9, 2004, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 30, 2005.

(e)	Amended and Restated Distribution Agreement dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the SEC on September 30, 2002.

(f)	Not applicable.

(g)	Custodian Agreement between SEI Liquid Asset Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

(h)(2)	Expense Limitation Agreement between SEI Investments Fund Management and SEI Liquid Asset Trust dated December 9, 2002 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 30, 2005.

(i)	Opinion and Consent of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)	Shareholder Service Plan and Agreement with respect to the Class A and Class D shares is herein incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 28, 1996.

(n)	Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the SEC on September 30, 2002.

(o)	Not applicable.

(p)(1)	Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048), filed with the SEC on March 29, 2005.

(p)(2)	Code of Ethics for SEI Liquid Asset Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.

(p)(3)	Code of Ethics for Banc of America Capital Management, LLC is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048) filed with the SEC on March 29, 2005.

(p)(4)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048) filed with the SEC on March 29, 2005.

(q)(1)	Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Robert A. Nesher and Nina Lesavoy are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 12, 2003.

(q)(2)	Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 38 of SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on November 29, 2004.

(q)(3)	Power of Attorney for Stephen F. Panner is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information filed herewith regarding the Trust's control relationships. The Adviser is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of each adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's or sub-adviser's table was provided to the Registrant by the respective adviser or sub-adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Treasury Securities and Prime Obligation Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward D. Loughlin Director, President	SEI Investments Company	Executive Vice President– Enterprise Division

	SEI Investments Distribution Co.	Director

	SEI Trust Company	Director

	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments (France)	Board of Directors

	SEI Investments Management Corporation II	Director, President

	SEI Investments Fund Management	Chief Executive Officer

	SEI Investments Canada Company	Director

Carl A. Guarino Director, Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Investments (France)	Board of Directors

	LSV Asset Management	Management Committee

	SEI Investments Management Corporation II	Director, Senior Vice President

	SEI Investments Global, Limited	Director

	SEI Insurance Group, Inc.	Director

	SEI Franchise, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

Jack May Vice President	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James V. Morris Vice President	SEI Global Services, Inc.	Vice President

Stephen Onofrio Vice President	SEI Investments Management Corporation II	Vice President

Timothy D. Barto General Counsel, Vice President, Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SIMC Holdings, LLC	Manager

	SEI Investments Fund Management	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	General Counsel, Vice President, Secretary

	SEI Investments Management Corporation II	General Counsel, Vice President, Secretary

	SIMC Subsidiary, LLC	Manager

	SEI Franchise, Inc.	Assistant Secretary

	SEI Investments Global (Bermuda) Ltd.	Vice President

	SIMC Holdings, LLC	Manager

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Robert Crudup Senior Vice President	SEI Investments Global Funds Services	Senior Vice President

	SEI Investments Fund Management	Senior Vice President

	SEI Investments Company	Executive Vice President

	SEI Global Services, Inc.	Director, President

Richard A. Deak Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Global Services, Inc.	General Counsel, Vice President, Secretary

	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lydia A. Gavalis Vice President, Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Trust Company	General Counsel, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Private Trust Company	General Counsel

	SEI Insurance Group, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Gettinger Vice President	SEI Trust Company	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Investments Fund Management	Vice President

	SEI Investments Management Corporation II	Vice President

	SEI Investments Management Corporation Delaware, L.L.C.	Vice President

	SEI Global Services, Inc.	Vice President

Kathy Heilig Vice President, Treasurer	SEI Inc. (Canada)	Vice President, Treasurer

	SEI Ventures, Inc.	Director, Vice President, Treasurer

	SEI Insurance Group, Inc.	Vice President, Treasurer

	SEI Global Investments Corp.	Vice President, Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer

	SEI Investments Global (Cayman), Limited	Vice President, Treasurer

	SEI Primus Holding Corp.	Director, Vice President, Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise, Inc.	Vice President, Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Fund Management	Vice President, Treasurer

	SEI Global Holdings (Cayman) Inc.	Vice President, Treasurer, Assistant Secretary

	SEI Funds, Inc.	Director, Vice President, Treasurer

	SEI Investments Management Corporation II	Vice President, Treasurer

	SEI Investments Management Corporation Delaware, L.L.C.	Manager, Vice President, Treasurer

	SEI Investments, Inc.	Director, Vice President, Treasurer

	SEI Investments Developments, Inc.	Director, Vice President, Treasurer

	SEI Investments Company	Vice President, Controller, Chief Accounting Officer

Carolyn McLaurin Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Raymond B. Webster Vice President	SEI Investments Management Corporation II	Vice President

	SEI Global Services, Inc.	Vice President

Lori L. White Assistant Secretary	SEI Investments Company	Vice President, Assistant Secretary

	SEI Investments Distribution Co.	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

	SEI Investments Fund Management	Assistant Secretary

David Campbell Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Lori Heinel Vice President	-	-

Jim Combs Vice President	SEI Global Services, Inc.	Vice President

Paul Klauder Vice President	SEI Global Services, Inc.	Vice President

Alison Saunders Vice President	SEI Global Services, Inc.	Vice President

Brandon Sharrett Vice President	SEI Global Services, Inc.	Vice President

	SEI Investments Global Fund Services	Vice President

Wayne Withrow Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Co.	Director

	SEI Investments Global Funds Services	Chief Executive Officer

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	SEI Investments Global (Cayman), Limited	Director

	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Chief Executive Officer

	SEI Investments-Global Fund Services Limited	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Senior Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Global (Bermuda) Ltd.	Director, President

Tom Jones Chief Compliance Officer, Assistant Secretary	SEI Investments Management Corporation II	Chief Compliance Officer, Assistant Secretary

Karl Dasher Senior Vice President, Chief Investment Officer	SEI Investments (France)	Board of Directors

Vincent Chu Vice President	SEI Asset Korea	Director

Kevin P. Robins Director, Senior Vice President	SEI Investments Company	Senior Vice President

	SEI Insurance Group, Inc.	Director

	SEI Investments Fund Management	Senior Vice President

	SEI Trust Company	Director

	LSV Asset Management	Management Committee

	SEI Investments Global (Cayman), Limited	Director

	SEI Global Holdings (Cayman) Inc.	Director

	SEI Global Services, Inc.	Director, Senior Vice President

	SEI Investments Management Corporation II	Director

	SEI Giving Fund	Director, President

Joseph P. Ujobai Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Inc. (Canada)	Director

	SEI Capital Limited (Canada)	Director

	SEI Global Investments Corp.	President

	SEI Investments (Europe) Ltd	Director

	SEI Investments-Unit Trust Management (UK) Limited	Director

	SEI Global Nominee Ltd	Director

	SEI Investments (France)	Board of Directors

	SEI Asset Korea	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global, Limited	Director

	SEI Investments Canada Company	Director

	SEI Global Services, Inc.	Senior Vice President

Michael Hogan Vice President	-	-

James Smigiel Vice President	-	-

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Greg Stahl Vice President	-	-

Jack McCue Vice President	-	-

Roger Messina Vice President	-	-

James Miceli Vice President	-	-

Michael Cagnina Vice President	-	-

Michael Farrell Vice President	SEI Investments Distribution Co.	Vice President

	SEI Private Trust Company	Trust Officer

	SEI Investments Management Corporation II	Vice President

	SEI Franchise, Inc.	Vice President

Michael Pang Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Global (Cayman), Limited	Vice President, Secretary

	SEI Global Holdings (Cayman) Inc.	Vice President, Secretary

	SEI Global Services, Inc.	Vice President, Assistant Secretary

Philip Masterson Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

James Ndiaye Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Secretary

Sofia Rosala Vice President, Assistant Secretary	SEI Investments Global Funds Services	Vice President, Assistant Secretary

	SEI Investments Fund Management	Vice President, Assistant Secretary

	SEI Investments Management Corporation II	Vice President, Assistant Secretary

Lauren Shank Vice President, Assistant Secretary	SEI Global Services, Inc.	Vice President, Assistant Secretary

N. Jeffrey Klauder Senior Vice President, Assistant Secretary	SEI Ventures, Inc.	Senior Vice President, Secretary

	SEI Investments Management Corporation Delaware, L.L.C.	Senior Vice President, Assistant Secretary

Banc of America Capital Management, LLC

Banc of America Capital Management, LLC ("BACAP LLC") is the Sub-Adviser for each of the Registrant's Funds. The principal business address of BACAP LLC is 100 Federal Street, Boston, MA 02110. BACAP LLC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Keith T. Banks Manager, President	BACAP Distributors, LLC	Manager

	Colonial Advisory Services, Inc.	Director, President, Chief Investment Officer

	Columbia Funds Distributor, Inc.	Director

	Columbia Funds Services, Inc.	Director

	Columbia Management Advisors, Inc.	Chairman, Chief Executive Officer, President, Chief Investment Officer

	Columbia Management Group, LLC	Chairman, Chief Executive Officer, President, Chief Investment Officer

	Columbia Wanger Asset Management, L.P.	Director

	FIM Funding, Inc.	Director, President

	Financial Centre Insurance Agency, Inc.	Director

	Fleet PCG Services Inc.	Director, President

	Newport Private Equity Asia, Inc.	Director

	WAM Acquisition GP, Inc.	Director

Roger A. Sayler Manager, Chief Operating Officer, Managing Director, Senior Vice President	BACAP Distributors, LLC	Manager

	Bank of America Overseas Corporation	Director

	BankAmerica International Financial Corporation	Director

	Colonial Advisory Services, Inc.	Director

	Columbia Management Advisors, Inc.	Director, Executive Vice President

	Columbia Management Group, LLC	Director, Executive Vice President

	Columbia Wanger Asset Management, L.P.	Director

	Financial Centre Insurance Agency, Inc.	Director

	WAM Acquisition GP, Inc.	Director

Andrei Grischa Magasiner Chief Financial Officer	BACAP Alternative Advisors, Inc.	Treasurer

	BACAP Distributors, LLC	Treasurer

	Banc of America Investment Advisors, Inc.	Treasurer

	Colonial Advisory Services, Inc.	Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Columbia Funds Distributor, Inc.	Treasurer

	Columbia Funds Services, Inc.	Assistant Treasurer

	Columbia Management Advisors, Inc.	Chief Financial Officer

	Columbia Management Group, LLC	Chief Financial Officer

	FIM Funding, Inc.	Chief Financial Officer

	Financial Centre Insurance Agency, Inc.	Chief Financial Officer

	Flagship Capital Management, Inc.	Chief Financial Officer

Philip J. Iudice, Jr. Treasurer	BACAP Distributors, LLC	Chief Financial Officer

	Colonial Advisory Services, Inc.	Treasurer

	Columbia Funds Distributor, Inc.	Chief Financial Officer

	Columbia Funds Services, Inc.	Assistant Treasurer

	Columbia Management Advisors, Inc.	Treasurer, Vice President

	Columbia Management Group, LLC	Treasurer

	FIM Funding, Inc.	Treasurer

	Financial Centre Insurance Agency, Inc.	Treasurer

	Flagship Capital Management, Inc.	Treasurer

	Newport Private Equity Asia, Inc.	Treasurer

Linda J. Wondrack Chief Compliance Officer	BACAP Distributors, LLC	Chief Compliance Officer- Investment Adviser

	Colonial Advisory Services, Inc.	Chief Compliance Officer

	Columbia Management Advisors, Inc.	Chief Compliance Officer

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

The Nevis Fund, Inc.	June 29, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

The Arbitrage Funds	May 17, 2005

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Kevin Barr	President & Chief Executive Officer	-

Maxine Chou	Chief Financial Officer & Treasurer	-

Mark Greco	Chief Operations Officer	-

Carl A. Guarino	Director	-

Edward D. Loughlin	Director	President and Chief Executive Officer

Mark J. Held	Senior Vice President	-

Robert Silvestri	Vice President	-

Michael Farrell	Vice President	-

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	-

John Munch	General Counsel & Secretary	-

Lori L. White	Vice President & Assistant Secretary	-

Wayne M. Withrow	Director	-

John Coary	Vice President	-

Joanne Nelson	Vice President	-

Al DelPizzo	Vice President	-

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

Wachovia Bank, N.A.
Institutional Custody Group-PA 4942
123 S. Broad Street
Philadelphia, Pennsylvania 19109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

SEI Investments Fund Management
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(d)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

Banc of America Capital Management, LLC
101 S. Tryon Street, Suite 1000
Charlotte, NC 28255

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Liquid Asset Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Unitholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 32 to Registration Statement No. 2-73428 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of October, 2005.

SEI LIQUID ASSET TRUST

BY:  /S/ EDWARD D. LOUGHLIN

  Edward D. Loughlin

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

	*	Trustee	October 27, 2005

William M. Doran

	*	Trustee	October 27, 2005

F. Wendell Gooch

	*	Trustee	October 27, 2005

Robert A. Nesher

	*	Trustee	October 27, 2005

James M. Storey

	*	Trustee	October 27, 2005

George J. Sullivan, Jr.

	*	Trustee	October 27, 2005

Rosemarie B. Greco

	*	Trustee	October 27, 2005

Nina Lesavoy

	*	Trustee	October 27, 2005

James M. Williams

	/s/ EDWARD D. LOUGHLIN Edward D. Loughlin	President & Chief Executive Officer	October 27, 2005

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	October 27, 2005

*By:	/s/ EDWARD D. LOUGHLIN

Edward D. Loughlin

Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.(a)	Registrant's Agreement and Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed with the SEC on July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March 7, 1988 is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.(b)	Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

EX-99.(c)	Not applicable.

EX-99.(d)(1)	Investment Advisory Agreement between SIMC and SEI Liquid Asset Trust dated March 17, 2003 is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

EX-99.(d)(2)	Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC dated March 17, 2003 is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

EX-99.(d)(3)	Amendment to Investment Sub-Advisory Agreement between SIMC and Banc of America Capital Management, LLC dated July 31, 2003 is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 29, 2003.

EX-99.(d)(4)	Amended Schedule B to the Investment Advisory Agreement between SIMC and Banc of America Capital Management, LLC, dated December 9, 2004, is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 30, 2005.

EX-99.(e)	Amended and Restated Distribution Agreement dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the SEC on September 30, 2002.

EX-99.(f)	Not applicable.

EX-99.(g)	Custodian Agreement between SEI Liquid Asset Trust and Wachovia Bank, N.A. dated September 17, 2004 herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

EX-99.(h)(1)	Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 28, 2004.

Exhibit Number	Description
EX-99.(h)(2)	Expense Limitation Agreement between SEI Investments Fund Management and SEI Liquid Asset Trust dated December 9, 2002 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 30, 2005.

EX-99.(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.(k)	Not applicable.

EX-99.(l)	Not applicable.

EX-99.(m)	Shareholder Service Plan and Agreement with respect to the Class A and Class D shares is herein incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 28, 1996.

EX-99.(n)	Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the SEC on September 30, 2002.

EX-99.(o)	Not applicable.

EX-99.(p)(1)	Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048), filed with the SEC on March 29, 2005.

EX-99.(p)(2)	Code of Ethics for SEI Liquid Asset Trust dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 33-09504 and 811-04878), filed with the SEC on June 30, 2000.

EX-99.(p)(3)	Code of Ethics for Banc of America Capital Management, LLC is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048) filed with the SEC on March 29, 2005.

EX-99.(p)(4)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 49 of SEI Daily Income Trust's Registration Statement on Form N-1A (File No. 2-77048) filed with the SEC on March 29, 2005.

EX-99.(q)(1)	Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Robert A. Nesher and Nina Lesavoy are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 40 of SEI Institutional Managed Trust's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 12, 2003.

EX-99.(q)(2)	Power of Attorney for James M. Williams is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 38 of SEI Institutional International Trust's Registration Statement on Form N-1A (File Nos. 33-22821 and 811-5601), filed with the SEC on November 29, 2004.

EX-99.(q)(3)	Power of Attorney for Stephen F. Panner is filed herewith.